ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Dehaier Medical Systems Limited (“Dehaier” or the “Company”) was incorporated in the British Virgin Islands in 2003 as a limited liability company. Dehaier distributes and provides after-sale services for medical equipment in China mainly through its majority-owned subsidiary Beijing Dehaier Medical Technology Co. Limited (“BDL”) and its affiliate Beijing Dehaier Technology Limited (“BTL”). On November 9, 2011, Dehaier established a wholly-owned subsidiary in the United States, Breathcare LLC (“Breathcare”). Both BDL and BTL were incorporated in the People’s Republic of China (“PRC”). During the late 2015, BDL intended to discontinue part of its product lines among the traditional medical device business, which has been approved by the Board of Resolution on February 22, 2016. The results of operations of the discontinued traditional medical device business are reflected in the Company’s consolidated financial statements as discontinued operations. Dehaier, through its subsidiaries and affiliate, distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, Color Dopller Imaging Machine and laryngoscope. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including ventilator, Color Dopller Imaging Machine, laryngoscope, sleep apnea machines and other medical equipment accessories.

On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from Beijing Dehaier Technology Co., Ltd. (“BTL”). The Company now holds 100% of the equity interest of BDL. This change reflects BTL’s reduced reliance on business with BDL in providing repair and maintenance services.
On February 1, 2016, the Company set up a wholly owned subsidiary, Connection Wearable Health Technology (Beijing) Co., Ltd. (“CWHT”), in Beijing, for its future business development at the portable health device market. The relevant legal procedures to establish CWHT were completed on June 20, 2016.